SHELTON GREEN ALPHA FUND

Portfolio of Investments (Unaudited)

11/30/2020

Security Description	Shares	Value (Note 1)
Common Stock (96.65%)

Basic Materials (2.68%)
Daqo New Energy Corp*	90,000	3,871,800

Communications (3.04%)
Alphabet Inc*	1,200	2,112,888
Arista Networks Inc*	3,500	947,450
SK Telecom Co Ltd	15,000	352,650
Switch Inc	62,000	978,980
Total Communications		4,391,968

Consumer, Cyclical (7.28%)
Kandi Technologies Group Inc*	138,000	1,346,880
Steelcase Inc	55,000	668,250
Tesla Inc*	15,000	8,514,000
Total Consumer, Cyclical		10,529,130

Consumer, Non-Cyclical (23.83%)
10X Genomics Inc*	8,700	1,332,057
CRISPR Therapeutics AG*	37,300	4,734,116
CureVac NV*	24,000	2,524,080
Danone SA	60,000	768,600
Editas Medicine Inc*	54,000	1,651,860
Illumina Inc*	3,000	966,270
Intellia Therapeutics Inc*	68,300	2,682,141
Invitae Corp*	95,000	4,716,750
Moderna Inc*	72,000	10,997,280
Natural Grocers by Vitamin Cottage Inc	101,000	1,470,560
Pacific Biosciences of California Inc*	19,000	300,390
Square Inc*	11,000	2,320,560
Total Consumer, Non-Cyclical		34,464,664

Energy (24.90%)
Canadian Solar Inc*	34,000	1,453,840
Enphase Energy Inc*	24,000	3,277,680
First Solar Inc*	47,200	4,409,896
JinkoSolar Holding Co Ltd*	120,000	8,284,800
Maxeon Solar Technologies Ltd*	31,050	758,241
SolarEdge Technologies Inc*	8,500	2,362,830
SunPower Corp*	167,000	3,700,720
TPI Composites Inc*	82,000	3,298,860
Vestas Wind Systems A/S	125,000	8,465,000
Total Energy		36,011,867

Financial (6.82%)
Alexandria Real Estate Equities Inc	8,600	1,408,078
Digital Realty Trust Inc	9,000	1,212,750
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	3,498,240
Horizon Technology Finance Corp	140,000	1,745,800
Hudson Pacific Properties Inc	77,000	2,002,000
Total Financial		9,866,868

Industrial (4.51%)
ABB Ltd	41,600	1,095,744
Advanced Energy Industries Inc*	14,400	1,389,024
Garmin Ltd	8,000	934,080
Trex Co Inc*	14,000	1,047,480
Universal Display Corp	9,000	2,061,360
Total Industrial		6,527,688

Technology (18.52%)
Analog Devices Inc	7,700	1,070,916
Apple Inc	7,500	892,875
Applied Materials Inc	48,500	4,000,280
Cadence Design Systems Inc*	5,100	593,130
Fortinet Inc*	6,500	800,995

Infineon Technologies AG	50,000	1,773,250
International Business Machines Corp	24,600	3,038,592
Lam Research Corp	6,000	2,715,960
NVIDIA Corp	3,100	1,661,786
QUALCOMM Inc	13,500	1,986,795
Skyworks Solutions Inc	6,500	917,605
STMicroelectronics NV	46,500	1,843,725
Taiwan Semiconductor Manufacturing Co Ltd	46,000	4,462,920
Ultra Clean Holdings Inc*	32,500	1,028,300
Total Technology		26,787,129

Utilities (5.07%)
Brookfield Renewable Corp	92,500	7,321,375

Total Common Stock (Cost $61,483,152)		139,772,489

Total Investments (Cost $61,483,152) (a) (96.65%)		139,772,489
Other Net Assets (3.35%)		4,848,718
Net Assets (100.00%)		144,621,207

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $61,483,152.

At November 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	79,222,665
Unrealized depreciation	(933,327)
Net unrealized appreciation	78,289,338

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.